Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Cash flows from operating activities:
Net income	$ 8,272	$ 10,019	$ 15,385
Adjustments to reconcile net income to net cash provided by continuing operating activities:
Income from discontinued operations, net	(2,179)	(4,835)	(6,771)
Depreciation, depletion and amortization	7,533	6,845	6,246
Deferred income taxes	1,572	(340)	3,274
Equity in loss of joint ventures	145	128	63
Loss (gain) on sale of equipment and property	138	(485)	(7,437)
Stock-based compensation	803	1,139	883
Net changes in operating assets and liabilities:
Accounts receivable	349	1,272	533
Deferred costs and other assets	(1,489)	(2,040)	(1,683)
Accounts payable and accrued liabilities	(2,024)	(718)	724	[1]
Income taxes payable and receivable	(965)	270	653
Other long-term liabilities	87	209	198
Net cash provided by operating activities of continuing operations	12,242	11,464	12,068
Net cash provided by operating activities of discontinued operations	4,984	11,890	14,810
Net cash provided by operating activities	17,226	23,354	26,878
Cash flows from investing activities:
Investments in property, plant and equipment	(6,493)	(19,283)	(22,936)
Investment in joint ventures	(625)	(5,266)	(116)
Cash held in escrow	61	1,508	(1,569)
Proceeds from the sale of real estate held for investment, property, plant and equipment	43	1,888	15,960	[1]
Net cash used in investing activities of continuing operations	(7,014)	(21,153)	(8,661)
Net cash used in investing activities of discontinued operations	(2,694)	(18,218)	(13,864)
Net cash used in investing activities	(9,708)	(39,371)	(22,525)
Cash flows from financing activities:
Repayment of long-term debt	(5,402)	(4,311)	(12,466)
Repurchase of Company Stock	0	0	(233)
Proceeds from borrowing on revolving credit facility	19,400	31,298	7,300
Payment on revolving credit facility	(21,269)	(20,935)	(7,300)
Debt issue costs	(397)	0	0
Excess tax benefits from exercises of stock options	175	1,047	701
Exercise of employee stock options	1,012	1,462	1,186
Net cash (used in) provided by financing activities of continuing operations	(6,481)	8,561	(10,812)
Net cash (used in) provided by financing activities of discontinued operations	(1,631)	7,967	4,138
Net cash (used in) provided by financing activities	(8,112)	16,528	(6,674)
Net (decrease) increase in cash and cash equivalents	(594)	511	(2,321)
Cash and cash equivalents at beginning of year	1,013	502	2,823
Cash and cash equivalents at end of the year	419	1,013	502
Supplemental disclosures of cash flow information:
Cash paid during the year for interest, net of capitalized amounts	2,335	1,475	2,520
Cash paid during the year for Income taxes	$ 3,923	$ 6,180	$ 3,803

[1]	The Company recorded a $334 non-cash transaction for accrued liabilities of deferred gains and post sale obligations related to investment land sold in 2013.